INVESCO GLOBAL & INTERNATIONAL FUNDS, INC.
                           INVESCO GLOBAL GROWTH FUND

                 SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 1, 2002

The section of the Prospectus entitled "Fees And Expenses" is amended to (i) delete footnote 1 in its entirety and (ii) substitute the following in its place:

     (1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption. For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. Please see the sections entitled "How To Buy Shares" and "How To Sell Shares."

The section of the Prospectus entitled "How To Buy Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

     With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions, or Class A, B, or C shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor."

The section of the Prospectus entitled "How To Buy Shares - Choosing A Share Class" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

In addition, you should also consider the factors below:


                             Class A            Class B           Class C
                             -------            -------           -------

Initial Sales
Charge                       5.50%              None              None

CDSC(1)                      1% on certain      1%-5% for         1% for shares
                             purchases held     shares held       held less than
                             less than 18       less than         13 months
                             months             6 years

                             Class A            Class B           Class C
                             -------            -------           -------

12b-1 Fee                    0.35%              1.00%             1.00%

Conversion                   No                 Yes(2)            No

Purchase
Order
Maximum                      None               $250,000          $1,000,000

(1) Please see the subsection entitled "Sales Charges" below and the section of the Fund's Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.

(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

The section of the Prospectus entitled "How To Buy Shares - Sales Charges" is amended to (i) delete the third paragraph in its entirety and (ii) substitute the following in its place:

     CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, you may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase of shares held in your account. If your holding period is less than the above-stated time periods, the CDSC may be assessed on the total original cost of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

The section of the Prospectus entitled "How To Buy Shares - Sales Charges" is amended to add the following bullet point to the tenth paragraph:

     o If you are a qualified plan investing in Class A shares and elect to forego any dealer concession;

The section of the Prospectus entitled "How To Sell Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

     Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions, or Class A, B, or C shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor."

The date of this Supplement is November 15, 2002.

                   INVESCO GLOBAL & INTERNATIONAL FUNDS, INC.
                           INVESCO GLOBAL GROWTH FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 1, 2002


The section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" is amended to (i) add a subheading entitled "Sales Charges" directly under the main heading.

The section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" is amended to (i) delete the seventh paragraph in its entirety and (ii) substitute the following in its place:

     DEALER CONCESSIONS (CLASS A ONLY)

     Investors who purchase $1,000,000 or more of Class A shares do not pay an initial sales charge. IDI may pay financial intermediaries for share purchases (measured on an annual basis) by non-qualified investors and qualified plans of Class A shares of the Fund as follows.

     Non-Qualified Investors. IDI may pay financial intermediaries for share purchases of $1,000,000 or more of Class A shares of the Fund sold at net asset value to non-qualified investors as follows: 1.00% of the first $2 million of such purchases, 0.80% on the next $1 million of such purchases, 0.50% on the next $17 million of such purchases, and 0.25% of amounts in excess of $20 million of such purchases.

     Qualified Plans. IDI may pay financial intermediaries for Class A share purchases as follows:

               Class A - Option 1: For qualified plans of $1,000,000 or more, 0.50% of the first $20 million and 0.25% of amounts in excess of $20 million. The trail commission will be paid out beginning in the 13th month.

               Class A - Option 2: No additional fee is paid to financial intermediaries, however, the trail commission will begin to accrue immediately.

The date of this Supplement is November 15, 2002.